SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Cash Flows of PRC Domestic Entities and PRC Domestic Entities' Subsidiaries) (Details) - PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member] - USD ($)
$ in Thousands
9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	$ 46,375	$ (557,794)
Net cash (used in) generated from investing activities	(397)	168,716
Net cash (used in) generated from financing activities	$ 14,687	$ 302,569